SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Values of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		2.50%	3.10%
Expected stock price volatility		45.46%	43.50%
Risk-free interest rate		1.00%	0.43%
Expected term (years)		5 years 7 months 6 days	5 years 7 months 6 days
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.50%
Expected stock price volatility	51.00%
Risk-free interest rate	2.69%
Expected term (years)	5 years 1 month 6 days
2021 Share Incentive Plan [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.50%
Expected stock price volatility	52.50%
Risk-free interest rate	2.75%
Expected term (years)	4 years 7 months 6 days